Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses And Other Current Liabilities [Abstract]
Schedule of Accrued Expenses And Other Current Liabilities

Accrued expenses and other current liabilities consist of:

	December 31,
	2018	2019
Accrued bonus	$1,889,145	$1,063,891
Accrued professional service fees	450,015	558,752
Withholding individual income tax-option exercise	36,696	215,945
Value added taxes and other taxes payable	(20,502)	375,548
Accrued raw data cost	470,664	651,633
Accrued bandwidth cost	180,151	(24,970)
Accrued welfare benefits	69,306	64,167
Deposit payable (i)	1,384,194	—
Funds received from third party investors (ii)	4,468,798	9,415,798
Accrued sales service fees	272,849	81,623
Others	2,526,919	5,017,526
	$11,728,235	$17,419,913